Retirement-Related Benefits - Contributions, Defined Benefit Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement-Related Benefits
Total	$ 1,847	$ 1,962
Pension Plans, Including Multi-employer Plans | Non-U.S. Plans
Retirement-Related Benefits
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 200